Intangible Asset, Net	6 Months Ended
Jun. 30, 2024
Intangible Asset, Net [Abstract]
Intangible asset, net

7. Intangible asset, net

Intangible asset, net consists of the following:

	As of December 31, 2023	As of June 30, 2024
		(Unaudited)
	RMB	RMB
Cost:
Land use right	49,292,208	49,292,208
Franchise right	334,865	334,865
Less: Accumulated amortization	(1,895,785)	(2,388,707)
Intangible asset, net	47,731,288	47,238,366

Amortization expense for the six months ended June 30, 2023 and 2024 amounted to RMB492,922 and RMB492,922, respectively.

As of December 31, 2023 and June 30, 2024, land use right with net book value of RMB47,731,288 and RMB47,238,366 was pledged as collateral under a loan arrangement, respectively. Also see Note 10.

As of June 30, 2024, the future estimated amortization expenses are as below.

Years ended December 31,	Estimated amortization expense
(Unaudited)
RMB
Remaining of 2024	492,922
2025	985,844
2026	985,844
2027	985,844
2028	985,844
Thereafter	42,802,068
Total	47,238,366